SCHEDULE OF CARRYING AMOUNT AND ESTIMATED FAIR VALUE OF CONVERTIBLE DEBENTURES AND COMMON STOCK PURCHASE WARRANTS (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value		$ 43,746		$ 38,176
Fair Value Measurement	$ 76,617	43,746	$ 40,794	38,176	$ 33,018
Carrying value	37,610	21,936	$ 20,917	20,013	$ 16,396
Fair value of convertible debt	37,610	21,936		20,013
Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	76,617
Fair Value Measurement	76,617
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	37,610
Fair Value Measurement	37,610
Fair Value, Inputs, Level 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Fair value of convertible debt
Fair Value, Inputs, Level 1 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Fair Value, Inputs, Level 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Fair value of convertible debt
Fair Value, Inputs, Level 2 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement		43,746		38,176
Fair value of convertible debt		21,936		20,013
Fair Value, Inputs, Level 3 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	76,617
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	37,610
11% debenture dated July 17, 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value		28,033		25,439
Fair Value Measurement		28,033		25,439
11% debenture dated July 17, 2019 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	45,810
Fair Value Measurement	45,810
11% debenture dated July 17, 2019 [Member] | Fair Value, Inputs, Level 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
11% debenture dated July 17, 2019 [Member] | Fair Value, Inputs, Level 1 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
11% debenture dated July 17, 2019 [Member] | Fair Value, Inputs, Level 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
11% debenture dated July 17, 2019 [Member] | Fair Value, Inputs, Level 2 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
11% debenture dated July 17, 2019 [Member] | Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement		28,033		25,439
11% debenture dated July 17, 2019 [Member] | Fair Value, Inputs, Level 3 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	45,810
11% debenture dated April 22, 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value		2,989		2,740
Fair Value Measurement		2,989		2,740
11% debenture dated April 22, 2020 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	4,955
Fair Value Measurement	4,955
11% debenture dated April 22, 2020 [Member] | Fair Value, Inputs, Level 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
11% debenture dated April 22, 2020 [Member] | Fair Value, Inputs, Level 1 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
11% debenture dated April 22, 2020 [Member] | Fair Value, Inputs, Level 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
11% debenture dated April 22, 2020 [Member] | Fair Value, Inputs, Level 2 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
11% debenture dated April 22, 2020 [Member] | Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement		2,989		2,740
11% debenture dated April 22, 2020 [Member] | Fair Value, Inputs, Level 3 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	4,955
11% debenture dated September 4, 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value		2,694		2,477
Fair Value Measurement		2,694		2,477
11% debenture dated September 4, 2020 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	4,482
Fair Value Measurement	4,482
11% debenture dated September 4, 2020 [Member] | Fair Value, Inputs, Level 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
11% debenture dated September 4, 2020 [Member] | Fair Value, Inputs, Level 1 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
11% debenture dated September 4, 2020 [Member] | Fair Value, Inputs, Level 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
11% debenture dated September 4, 2020 [Member] | Fair Value, Inputs, Level 2 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
11% debenture dated September 4, 2020 [Member] | Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement		2,694		2,477
11% debenture dated September 4, 2020 [Member] | Fair Value, Inputs, Level 3 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	4,482
11% debenture dated January 13, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value		3,824		3,671
Fair Value Measurement		3,824		3,671
11% debenture dated January 13, 2022 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	4,388
Fair Value Measurement	4,388
11% debenture dated January 13, 2022 [Member] | Fair Value, Inputs, Level 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
11% debenture dated January 13, 2022 [Member] | Fair Value, Inputs, Level 1 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
11% debenture dated January 13, 2022 [Member] | Fair Value, Inputs, Level 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
11% debenture dated January 13, 2022 [Member] | Fair Value, Inputs, Level 2 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
11% debenture dated January 13, 2022 [Member] | Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement		3,824		3,671
11% debenture dated January 13, 2022 [Member] | Fair Value, Inputs, Level 3 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	4,388
15% debenture dated January 19, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value		2,852		2,674
Fair Value Measurement		2,852		2,674
15% debenture dated January 19, 2023 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	4,637
Fair Value Measurement	4,637
15% debenture dated January 19, 2023 [Member] | Fair Value, Inputs, Level 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated January 19, 2023 [Member] | Fair Value, Inputs, Level 1 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated January 19, 2023 [Member] | Fair Value, Inputs, Level 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated January 19, 2023 [Member] | Fair Value, Inputs, Level 2 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated January 19, 2023 [Member] | Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement		2,852		2,674
15% debenture dated January 19, 2023 [Member] | Fair Value, Inputs, Level 3 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	4,637
15% debenture dated July 25, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value		1,256		1,175
Fair Value Measurement		1,256		1,175
15% debenture dated July 25, 2024 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	1,896
Fair Value Measurement	1,896
15% debenture dated July 25, 2024 [Member] | Fair Value, Inputs, Level 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated July 25, 2024 [Member] | Fair Value, Inputs, Level 1 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated July 25, 2024 [Member] | Fair Value, Inputs, Level 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated July 25, 2024 [Member] | Fair Value, Inputs, Level 2 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated July 25, 2024 [Member] | Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement		1,256		1,175
15% debenture dated July 25, 2024 [Member] | Fair Value, Inputs, Level 3 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	1,896
15% debenture dated June 18, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value		1,098
Fair Value Measurement		1,098
15% debenture dated June 18, 2025 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	1,658
Fair Value Measurement	1,658
15% debenture dated June 18, 2025 [Member] | Fair Value, Inputs, Level 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated June 18, 2025 [Member] | Fair Value, Inputs, Level 1 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated June 18, 2025 [Member] | Fair Value, Inputs, Level 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated June 18, 2025 [Member] | Fair Value, Inputs, Level 2 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated June 18, 2025 [Member] | Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement		1,098
15% debenture dated June 18, 2025 [Member] | Fair Value, Inputs, Level 3 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	1,658
15% debenture dated December 30, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value		1,000
Fair Value Measurement		1,000
15% debenture dated December 30, 2025 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	1,474
Fair Value Measurement	1,474
15% debenture dated December 30, 2025 [Member] | Fair Value, Inputs, Level 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated December 30, 2025 [Member] | Fair Value, Inputs, Level 1 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated December 30, 2025 [Member] | Fair Value, Inputs, Level 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated December 30, 2025 [Member] | Fair Value, Inputs, Level 2 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated December 30, 2025 [Member] | Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement		1,000
15% debenture dated December 30, 2025 [Member] | Fair Value, Inputs, Level 3 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	1,474
Warrant dated July 17, 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value		8,945		9,049
Fair value of convertible debt		8,945		9,049
Warrant dated July 17, 2019 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	14,094
Fair Value Measurement	14,094
Warrant dated July 17, 2019 [Member] | Fair Value, Inputs, Level 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt
Warrant dated July 17, 2019 [Member] | Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated July 17, 2019 [Member] | Fair Value, Inputs, Level 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt
Warrant dated July 17, 2019 [Member] | Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated July 17, 2019 [Member] | Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt		8,945		9,049
Warrant dated July 17, 2019 [Member] | Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	14,094
Warrant dated April 22, 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value		1,263		1,298
Fair value of convertible debt		1,263		1,298
Warrant dated April 22, 2020 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	2,133
Fair Value Measurement	2,133
Warrant dated April 22, 2020 [Member] | Fair Value, Inputs, Level 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt
Warrant dated April 22, 2020 [Member] | Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated April 22, 2020 [Member] | Fair Value, Inputs, Level 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt
Warrant dated April 22, 2020 [Member] | Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated April 22, 2020 [Member] | Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt		1,263		1,298
Warrant dated April 22, 2020 [Member] | Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	2,133
Warrant dated September 4, 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value		969		998
Fair value of convertible debt		969		998
Warrant dated September 4, 2020 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	1,661
Fair Value Measurement	1,661
Warrant dated September 4, 2020 [Member] | Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated September 4, 2020 [Member] | Fair Value, Inputs, Level 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt
Warrant dated September 4, 2020 [Member] | Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated September 4, 2020 [Member] | Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt		969		998
Warrant dated September 4, 2020 [Member] | Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	1,661
Warrant dated January 13, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value		3,062		3,063
Fair value of convertible debt		3,062		3,063
Warrant dated January 13, 2022 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	4,513
Fair Value Measurement	4,513
Warrant dated January 13, 2022 [Member] | Fair Value, Inputs, Level 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt
Warrant dated January 13, 2022 [Member] | Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated January 13, 2022 [Member] | Fair Value, Inputs, Level 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt
Warrant dated January 13, 2022 [Member] | Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated January 13, 2022 [Member] | Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt		3,062		3,063
Warrant dated January 13, 2022 [Member] | Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	4,513
Warrant dated January 19, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value		2,077		2,079
Fair value of convertible debt		2,077		2,079
Warrant dated January 19, 2023 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	3,061
Fair Value Measurement	3,061
Warrant dated January 19, 2023 [Member] | Fair Value, Inputs, Level 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt
Warrant dated January 19, 2023 [Member] | Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated January 19, 2023 [Member] | Fair Value, Inputs, Level 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt
Warrant dated January 19, 2023 [Member] | Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated January 19, 2023 [Member] | Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt		2,077		2,079
Warrant dated January 19, 2023 [Member] | Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	3,061
Warrant dated July 25, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value		3,526		3,526
Fair value of convertible debt		3,526		3,526
Warrant dated July 25, 2024 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	5,197
Fair Value Measurement	5,197
Warrant dated July 25, 2024 [Member] | Fair Value, Inputs, Level 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt
Warrant dated July 25, 2024 [Member] | Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated July 25, 2024 [Member] | Fair Value, Inputs, Level 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt
Warrant dated July 25, 2024 [Member] | Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated July 25, 2024 [Member] | Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt		3,526		$ 3,526
Warrant dated July 25, 2024 [Member] | Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	5,197
Warrant dated June 18, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value		1,047
Fair value of convertible debt		1,047
Warrant dated June 18, 2025 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	1,545
Fair Value Measurement	1,545
Warrant dated June 18, 2025 [Member] | Fair Value, Inputs, Level 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt
Warrant dated June 18, 2025 [Member] | Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated June 18, 2025 [Member] | Fair Value, Inputs, Level 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt
Warrant dated June 18, 2025 [Member] | Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated June 18, 2025 [Member] | Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt		1,047
Warrant dated June 18, 2025 [Member] | Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	1,545
Warrant dated December 30, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value		1,047
Fair value of convertible debt		1,047
Warrant dated December 30, 2025 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	1,545
Fair Value Measurement	1,545
Warrant dated December 30, 2025 [Member] | Fair Value, Inputs, Level 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt
Warrant dated December 30, 2025 [Member] | Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated December 30, 2025 [Member] | Fair Value, Inputs, Level 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt
Warrant dated December 30, 2025 [Member] | Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated December 30, 2025 [Member] | Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of convertible debt		$ 1,047
Warrant dated December 30, 2025 [Member] | Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	1,545
15% debenture dated February 20, 2026 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	3,000
Fair Value Measurement	3,000
15% debenture dated February 20, 2026 [Member] | Fair Value, Inputs, Level 1 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated February 20, 2026 [Member] | Fair Value, Inputs, Level 2 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated February 20, 2026 [Member] | Fair Value, Inputs, Level 3 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	3,000
15% debenture dated June 2, 2026 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	4,317
Fair Value Measurement	4,317
15% debenture dated June 2, 2026 [Member] | Fair Value, Inputs, Level 1 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated June 2, 2026 [Member] | Fair Value, Inputs, Level 2 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
15% debenture dated June 2, 2026 [Member] | Fair Value, Inputs, Level 3 [Member] | Debt [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	4,317
Warrant dated February 20, 2026 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	1,545
Fair Value Measurement	1,545
Warrant dated February 20, 2026 [Member] | Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated February 20, 2026 [Member] | Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated February 20, 2026 [Member] | Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	1,545
Warrant dated June 2, 2026 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying value	2,316
Fair Value Measurement	2,316
Warrant dated June 2, 2026 [Member] | Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated June 2, 2026 [Member] | Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement
Warrant dated June 2, 2026 [Member] | Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Measurement	$ 2,316